Investment in joint venture - Disclosure of Statement of operations of Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Impairment reversal (loss) on MPP&E	$ (1,628)	$ 0
Exploration and evaluation expenditures	(1,411)	(642)
General and administrative expenses	(11,100)	(13,477)
Income from operations	39,419	(60,576)
Finance expense	(5,647)	(925)
Finance income	1,036	257
Net loss before taxes	40,809	(68,883)
Net (loss) income for the year	40,809	(68,883)
Company's share of net (loss) income of the JV for the year	46,517	(51,528)
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Revenues	297,136	382,380
Production costs	(179,849)	(255,058)
Depreciation and depletion	(30,767)	(50,177)
Royalties	(14,867)	(19,119)
Income from mine operations	71,653	58,026
Impairment reversal (loss) on MPP&E	63,200	(153,164)
Exploration and evaluation expenditures	(10,536)	(10,521)
General and administrative expenses	(20,753)	(9,576)
Income from operations	103,564	(115,235)
Finance expense	(6,471)	(2,908)
Finance income	801	275
Foreign exchange gain	5,329	3,396
Net (loss) income for the year	103,223	(114,472)
Company's share of net (loss) income of the JV for the year	$ 46,517	$ (51,528)